COMMITMENTS AND CONTINGENCIES (Details) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended
	Jun. 22, 2020	Jan. 17, 2020	Jan. 15, 2020	Nov. 11, 2019	Oct. 10, 2019	Aug. 07, 2019	Nov. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2011	Apr. 30, 2011
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Payments for Legal Settlements				$ 90,000
Stock Issued During Period, Shares, Other				15,000			15,000
Stock Issued During Period, Value, Other				$ 93,750			$ 93,750
Repayments of Related Party Debt								$ 295,000	$ 131,722	$ 97,743	$ 113,145
Debt Instrument, Term	18 months
Debt Instrument, Interest Rate, Stated Percentage	1.00%
Salary and Wage, Officer, Excluding Cost of Good and Service Sold					$ 260,000
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price								$ 4.44		$ 5.20
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures								265,280		416,030
Immediate Family Member of Management or Principal Owner [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Repayments of Related Party Debt						$ 65,197
Debt Instrument, Term						30 days
Debt Instrument, Interest Rate, Stated Percentage						10.00%							10.00%
Debt Instrument, Convertible, Terms of Conversion Feature						Investors had the option to convert any unpaid principal and accrued interest into shares of Company’s common stock original conversion prices of $0.60 and $0.20, respectively, subject to adjustments upon the Company’s issuances of stock at prices less than the original conversion prices during the 24-months after issuance of each note (i.e. currently $0.1300)
Debt Instrument, Convertible, Conversion Price						$ 0.1300						$ 0.60
Deferred Compensation Arrangement with Individual, Description					Mr. Shum is eligible to earn bonus compensation of up to $75,000 bonus upon a successful up-listing to the NASDAQ exchange. All other bonus amounts will be determined by the board of directors, in their sole discretion.
Shares Issued, Shares, Share-based Payment Arrangement, Forfeited					20,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Gross					324,159
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price					$ 5.10
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Period					3 years
Chief Operating Officer [Member]
COMMITMENTS AND CONTINGENCIES (Details) [Line Items]
Share-based Compensation Arrangements by Share-based Payment Award, Options, Grants in Period, Weighted Average Exercise Price		$ 4.2756
Employment Agreement, Annual Base Salary			$ 220,000
Employment Agreement, Bonus Decription			target annual incentive bonus of up to 50% of his base salary if the Company achieves goals and objectives determined by the board of directors
Shares Issued, Shares, Share-based Payment Arrangement, after Forfeiture		50,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Grants in Period, Net of Forfeitures		200,000
Share-based Compensation Arrangement by Share-based Payment Award, Award Vesting Rights		One quarter of the Option vested upon grant, and the remainder vests in monthly increments over a period of two years from the date of grant.